                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                 April 26, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Special Situations Series 11
    File #333-122503
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrants most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on April 26, 2005.

                                                Very truly yours,

                                                /s/ Kathleen H. Moriarty, Esq.
                                               --------------------------------
                                                Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste